Capital structure and financing (Tables)	12 Months Ended
Jun. 30, 2024
Capital structure and financing [Abstract]
Cash and Cash Equivalents
Cash and cash equivalents comprise cash on hand and deposits held at call with banks that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in values.
	2024 $’000	2023 $’000
Current assets
Cash at bank and in hand	3,705	19,582
Cash and cash equivalents in the Consolidated Statements of Financial Position and Consolidated Statements of Cash Flows	3,705	19,582

Reconciliation of Profit for the Period to Cash Flows from Operating Activities
Reconciliation of profit for the period to cash flows from operating activities

	2024 $’000	2023 $’000	2022 $’000
Loss after income tax	(221,083)	(79,223)	(47,821)
Non‑cash items from ordinary activities
Depreciation and amortization	13,218	10,543	8,966
Share based payment expenses	(196)	3,091	3,167
Loss on sale of plant and equipment	8	2	-
Movement in inventory provision	1,181	(1,656)	(4,216)
Impairment and write-offs of property, plant and equipment	77,175	-	280
Impairment and write-offs of intangible assets	19,151	-	-
Impairment of right of use asset	7,123	-	-
Financing activity in prior financial year	-	-	(422)
Unrealized foreign exchange on borrowings	(2,500)	-	-
Non-cash borrowing costs	16,711	-	-
Listing expenses	24,679	-	-
(Gain)/Loss on revaluation of financial instruments	(6,687)	-	-
Loss on USD term loan modification	2,966	-	-
Other borrowing costs	-	(20,676)	-
Changes in assets and liabilities
(Increase)/decrease in assets:
- Receivables	(2,108)	8,053	(8,240)
- Contract assets	(5,713)	(2,330)	-
- Inventories	(7,844)	(1,306)	2,231
- Other assets	(1,815)	1,209	(533)
Increase/(decrease) in liabilities:
- Payables	15,087	7,247	(1,174)
- Contract liabilities	3,126	1,722	781
- Deferred income	(1,717)	10,915	397
- Provisions	(7,607)	9,927	608
Cash used in operating activities	(76,845)	(52,482)	(45,976)

Reconciliation of Liabilities Arising from Financing Activities
The table below details changes in Carbon Revolution’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in Carbon Revolution’s Consolidated Statements of Cash Flows as cash flows from financing activities.

2024		Cash changes		Non-cash changes		Cash changes
	Note	July 1, 2023 $’000	Financing cash flows (i) $’000	Lease remeasurement $’000	Other changes (ii) $’000	Interest paid (iv) $’000	June 30, 2024 $’000
Current borrowings at amortized cost
Unsecured
Term loan with customer	4.2	4,523	(4,523)	-	529	(529)	-
Supplier finance arrangement	4.2	9,306	4,707	-	451	(451)	14,013

Non-current borrowings at amortized cost
Secured
USD term loan	4.2	70,833	(83)	-	15,539	(7,821)	78,468
OIC Series 2024-A notes (USD)	4.2	-	13,952	-	(2,977)	(37)	10,938
Unsecured
OIC Class A preferred shares (USD)	4.2	-	48,326	-	(1,949)	-	46,377
OIC Class B preferred shares (USD)	4.2	-	6,037	-	(967)	-	5,070

Derivative Liability
Derivative liability	4.2	-	-	-	531	-	531

Lease liabilities
Lease liabilities	3.4	8,013	(418)	418	(52)	(195)	7,766
		92,675	67,998	418	11,105	(9,033)	163,163

2023		Cash changes		Non-cash changes		Cash changes
	Note	July 1, 2022 $’000	Financing cash flows (i) $’000	Lease remeasurement $’000	Other changes (ii) $’000	Interest paid (iv) $’000	June 30, 2023 $’000
Current borrowings at amortized cost
Secured
Working capital facility		6,843	(6,843)	-	320	(320)	-
Term loan		2,889	(2,889)	-	830	(830)	-
Letter of credit facility		4,000	(4,000)	-	64	(64)	-
Unsecured
Term loan with customer	4.2	-	4,523	-	111	(111)	4,523
Supplier finance arrangement	4.2	4,954	4,352	-	446	(446)	9,306

Non-current borrowings at amortized cost
Unsecured
Term loan		4,333	(4,333)	-	-	-	-
Term loan (USD) (iii)	4.2	-	70,265	-	2,194	(1,626)	70,833

Lease liabilities	3.4	8,040	(604)	577	297	(297)	8,013
		31,059	60,471	577	4,262	(3,694)	92,675

(i) Cash flows from borrowings make up the net amount of proceeds from borrowings, repayments of borrowings and borrowing costs in the Consolidated Statements of Cash Flows.
(ii) Other changes include interest accruals and foreign exchange movements and amendments to existing loan arrangements.
(iii) Amount is net of $20.7 million loan establishment cost presented within operating cash flows. Refer to Note 4.2.
(iv) Cash flows from interest paid are included in Finance costs under Cash flow from operating activities in the Consolidated Statements of Cash Flows.

Borrowings and other financial liabilities

4.2	Borrowings and other financial liabilities

Debt and equity instruments are classified as either financial liabilities or as equity in accordance with the substance of the contractual arrangements and the definitions of a financial liability and an equity instrument.
	Interest rate %	Maturity	2024 $’000	2023 $’000
Current borrowings and other financial liabilities
Unsecured
Term loan with customer	10.0%	June 2024	-	4,523
Supplier finance arrangement	6% + RBA cash rate	June 2025	14,013	9,306
Current Borrowings			14,013	13,829

Lease liabilities			705	645
			14,718	14,474
Non-current borrowings and other financial liabilities
Unsecured
OIC Class A preferred shares (USD)	12.00%	November 2028	46,377	-
USD term loan	12.00%	May 2027	78,468	70,833
OIC Series 2024-A notes (USD)	12.00%	May 2027	10,938	-
OIC Class B preferred shares (USD)	12.00%	November 2028	5,070	-
Non-current borrowings			140,853	70,833

Derivative liabilities - Warrants			531	-
Lease liabilities			7,061	7,368
			148,445	78,201

Measurement of Financial Assets and Liabilities
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value (e.g. lease liabilities).

30 June 2024	Carrying amount				Fair value
	Fair value through profit and loss	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
	$’000	$’000	$’000	$’000
Financial assets not measured at fair value
Receivables	-	8,538	-	8,538	-	-	-	-
Cash and cash equivalents	-	3,705	-	3,705	-	-	-	-
Restricted trust fund	-	7,675	-	7,675	-	-	-	-
	-	19,918	-	19,918

Financial liabilities at fair value
Derivative liability – warrants	531	-	-	531	531	-	-	531
	531	-	-	531

Financial liabilities not measured at fair value
OIC Class A preferred shares (USD)	-	-	46,377	46,377	-	52,474	-	52,474
USD term loan	-	-	78,468	78,468	-	94,903	-	94,903
OIC Series 2024-A notes (USD)	-	-	10,938	10,938	-	30,136	-	30,136
OIC Class B preferred shares (USD)		-	5,070	5,070	-	14,993	-	14,993
Supplier finance arrangement	-	-	14,013	14,013	-	14,013	-	14,013
Payables	-	-	60,440	60,440	-	-	-	-
	-	-	215,306	215,306
30 June 2023	Carrying amount				Fair value
	Fair value	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
	$’000	$’000	$’000	$’000
Financial assets not measured at fair value
Receivables	-	6,430	-	6,430	-	-	-	-
Cash and cash equivalents	-	19,582	-	19,582	-		-	-
Restricted trust fund	-	14,677	-	14,677	-	-	-	-
	-	40,689	-	40,689

Financial liabilities not measured at fair value
Term loan (USD)	-	-	70,833	70,833	-	90,645	-	90,645
Term loan with customer	-	-	4,523	4,523	-	4,523	-	4,523
Supplier financing arrangement	-	-	9,306	9,306	-	9,306	-	9,306
Payables	-	-	15,474	15,474	-	-	-	-
	-	-	100,136	100,136

Impact of Fair Value of Warrants Strengthened (Weakened) by 5%
The below table discloses the impact if the fair value of the warrants strengthened (weakened) by 5%.

	$’000	$’000
+/-5% fair value	Strengthening	Weakening
2024
Impact on loss before tax	(27)	27
Impact on equity	27	(27)
2023
Impact on loss before tax	-	-
Impact on equity	-	-

Exposure to Foreign Currency Risk in Relation to Non-derivative Financial Instruments
Carbon Revolution’s exposure to foreign currency risk in relation to non-derivative financial instruments in AUD at June 30, 2024 was as follows:

2024	EUR $’000	USD $’000
Cash and cash equivalent	33	1,588
Restricted trust fund	-	7,284
Trade receivables	2,160	35
Trade payables	(18,388)	(8,255)
Supplier finance arrangement	(7,624)	(1,344)
Borrowings	-	(93,945)
Balance sheet exposure	(23,819)	(94,637)

2023	EUR $’000	USD $’000
Cash and cash equivalent	632	7,422
Restricted trust fund	-	9,456
Trade receivables	2,409	400
Trade payables	(419)	(813)
Supplier finance arrangement	(4,709)	(414)
Borrowings	-	(46,320)
Balance sheet exposure	(2,087)	(30,269)

The aggregate net foreign exchange gains/losses recognized in the Consolidated Statements of Profit or Loss and Other Comprehensive Income were:

	2024 $’000	2023 $’000

Net foreign exchange gain/(loss)	2,115	(305)

Impact of AUD Strengthened and Weakened by 5% from Base Rates
The below table discloses the impact if the AUD strengthened and weakened by 5% from base rates of EUR 0.6237 and USD 0.6667.

	EUR		USD
	$’000		$’000
	Strengthening	Weakening	Strengthening	Weakening
2024
Impact on loss before tax	1,191	(1,191)	4,732	(4,732)
Impact on equity	1,191	(1,191)	4,732	(4,732)
2023
Impact on loss before tax	104	(104)	1,514	(1,514)
Impact on equity	104	(104)	1,514	1,514

Exposure to Fixed or Floating Interest Rates
The table below represents the estimated and undiscounted contractual settlement terms for financial liabilities. The exposure to fixed or floating interest rates is described below:

	Variable interest rate		Fixed interest rate		Total	Total
	2024 $’000	2023 $’000	2024 $’000	2023 $’000	2024 $’000	2023 $’000
Financial assets
Cash	3,705	19,582	-	-	3,705	19,582
Restricted trust fund	7,283	14,285	392	392	7,675	14,677
Total financial assets	10,988	33,867	392	392	11,380	34,259

Borrowings and other financial liabilities
Term loan with customer	-	-	-	4,523	-	4,523
Supplier finance arrangement	14,013	9,306	-	-	14,013	9,306
OIC Class A preferred shares (USD)	-	-	52,474	-	52,474	-
OIC Series 2024-A notes (USD)	-	-	30,136	-	30,136	-
OIC Class B preferred shares (USD)	-	-	14,993	-	14,993	-
USD term loan	-	-	94,903	90,645	94,903	90,645
Total financial liabilities	14,013	9,306	192,506	95,168	206,519	104,474

Sensitivity Analysis of Variable Interest Rates for Supplier Finance Arrangements
The below table discloses the sensitivity related to variable interest rate expense for supplier finance arrangements based on the balance outstanding as at June 30, 2024 and 2023. Interest income on cash and restricted trust fund balances are immaterial and not subject to material interest rate risk:

	Profit or loss for the year
Effect in thousands of AUD	100 bp increase	100 bp decrease
30 June, 2024
Supplier finance arrangement	(140)	140
30 June, 2023
Supplier finance arrangement	(93)	93

Estimated and Undiscounted Contractual Settlement Terms for Financial Liabilities
The table below represents the estimated and undiscounted contractual settlement terms for financial liabilities. The contractual maturity is based on the earliest date on which Carbon Revolution may be required to pay. The 2023 comparative period in the table below has been updated to include payables to conform to the current year's presentation.

	On demand $’000	< 3 months $’000	3-12 months $’000	1-5 years $’000	> 5 years $’000	Total $’000
2024
Supplier finance arrangement	14,013	-	-	-	-	14,013
Lease liabilities	-	173	532	3,096	3,965	7,766
OIC Class A preferred shares (USD)	-	-	-	52,474	-	52,474
OIC Series 2024-A notes (USD)	-	-	-	30,136	-	30,136
OIC Class B preferred shares (USD)	-	-	-	14,993	-	14,993
USD term loan	-	-	-	94,903	-	94,903
Payables	45,247	-	-	15,193	-	60,440
	59,260	173	532	210,795	3,965	274,725
2023
Supplier finance arrangement	9,306	-	-	-	-	9,306
Term loan with customer	-	-	4,523	-	-	4,523
Lease liabilities	-	158	487	2,830	4,538	8,013
USD term loan	-	-	-	90,645	-	90,645
Payables	15,474	-	-	-	-	15,474
	24,780	158	5,010	93,475	4,538	127,961

Contributed Equity
4.4	Contributed equity

Issued share capital		Number of ordinary shares outstanding
As at July 1, 2021 (EUR1.00)	Note	100
As at July 1, 2022 (EUR1.00)		100
Ordinary shares issued (EUR1.00)		24,900
At July 1, 2023		25,000
Surrender by holder to the Company		(25,000)
Merger Transaction
- USD$0.0001 shares issued to Carbon Revolution Limited shareholders in exchange for their shares	6.7	1,367,211
- USD$0.0001 shares issued to Twin Ridge shareholders in exchange for their shares	6.7	506,473
- USD$0.0001 shares issued to Yorkville on establishment of the committed equity facility	6.7	1,500
USD$0.0001 shares issued for marketing services	4.5	10,000
As at June 30, 2024		1,885,184

	June 30, 2024 $’000	June 30, 2023 $’000
Ordinary shares – $USD0.0001 par value (2023: EUR1.00)	-	-
Ordinary shares – share premium	-	-
Ordinary shares – restricted	-	-
Total share capital	-	-

Reserves
4.6	Reserves

	2024 $’000	2023 $’000
Share-based payments	1,905	7,695
Share buyback	-	(311)
Foreign currency translation	85	(218)
	1,990	7,166

Capital Raising Transaction Costs
4.7	Capital raising transaction costs

	2024 $’000	2023 $’000	2022 $’000

Capital raising transaction costs recognized in the Consolidated Statements of Profit or Loss and Other Comprehensive Income	31,584	24,746	-
Finance income recognised in the Consolidated Statements of Profit or Loss and Other Comprehensive Income	(538)	-	-
	31,046	24,746	-

Capital raising transaction costs recognized in trade payables	22,938	541	-
Capital raising transaction costs recognized in accruals	1,448	5,716	-
Capital raising transaction costs recognized in provisions	-	9,459	-

Capital raising transaction costs recognized in the operating cash flow	11,712	9,030	-

Capital raising transaction costs in equity	10,654	-	-